Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 2,545	$ 124,476,447	$ 56,453	$ (68,672,206)	$ 55,863,239
Balance, shares at Dec. 31, 2021	2,545,220
Stock-based compensation		1,282,757			1,282,757
Restricted common stock grant	$ 36	(36)
Restricted common stock grant, shares	35,750
Restricted common stock forfeitures	$ (3)	3
Restricted common stock forfeitures, shares	(3,250)
Distribution to noncontrolling interest in consolidated subsidiary			(15,692)		(15,692)
Issuance of common stock under rule 144 restrictions related to contemplated spin-off transaction	$ 25	(25)
Issuance of common stock under rule 144 restrictions related to contemplated spin-off transaction, shares	25,000
Repurchase and cancellation of common stock	$ (186)			(4,026,337)	(4,026,523)
Repurchase and cancellation of common stock, shares	(186,300)
Issuance of common stock through warrant exchange agreement	$ 304	4,495,196			4,495,500
Issuance of common stock through warrant exchange agreement, shares	303,750
Issuance of common stock upon exercise of prefunded warrants		(2,385,000)			(2,385,000)
Net loss			407,933	(19,281,691)	(18,873,758)
Restricted common stock forfeitures, shares	3,250
Balance at Dec. 31, 2022	$ 2,721	127,869,342	448,694	(91,980,234)	36,340,523
Balance, shares at Dec. 31, 2022	2,720,170
Stock-based compensation		114,848			114,848
Restricted common stock grant	$ 35	(35)
Restricted common stock grant, shares	35,000
Net loss			126,239	(6,105,818)	(5,979,579)
Issuance due to rounding from reverse stock split, shares	54
Issuance due to rounding from reverse stock split
Balance at Mar. 31, 2023	$ 2,756	127,984,155	574,933	(98,086,052)	30,475,792
Balance, shares at Mar. 31, 2023	2,755,224
Balance at Dec. 31, 2022	$ 2,721	127,869,342	448,694	(91,980,234)	$ 36,340,523
Balance, shares at Dec. 31, 2022	2,720,170
Restricted common stock forfeitures, shares					(3,625)
Net loss					$ (17,979,171)
Restricted common stock forfeitures, shares					3,625
Balance at Sep. 30, 2023	$ 2,801	128,367,929	677,318	(110,188,029)	$ 18,860,019
Balance, shares at Sep. 30, 2023	2,800,752
Balance at Dec. 31, 2022	$ 2,721	127,869,342	448,694	(91,980,234)	36,340,523
Balance, shares at Dec. 31, 2022	2,720,170
Stock-based compensation		452,071			452,071
Restricted common stock grant	$ 35	(35)
Restricted common stock grant, shares	35,000
Restricted common stock forfeitures	$ (4)	4
Restricted common stock forfeitures, shares	(3,625)
Issuance of common stock through warrant exchange agreement
Net loss			224,598	(25,688,547)	(25,463,949)
Conversion of convertible note into common stock	$ 25	119,725			119,750
Conversion of convertible note into common stock, shares	25,000
Issuance due to rounding from reverse stock split	$ 24	(24)
Issuance due to rounding from reverse stock split, shares	24,207
Restricted common stock forfeitures, shares	3,625
Balance at Dec. 31, 2023	$ 2,801	128,441,083	673,292	(117,668,781)	11,448,395
Balance, shares at Dec. 31, 2023	2,800,752
Balance at Mar. 31, 2023	$ 2,756	127,984,155	574,933	(98,086,052)	30,475,792
Balance, shares at Mar. 31, 2023	2,755,224
Stock-based compensation		179,483			179,483
Restricted common stock forfeitures	$ (4)	4
Restricted common stock forfeitures, shares	3,625
Net loss			72,755	(8,393,304)	(8,320,549)
Conversion of convertible note into common stock	$ 25	119,725			119,750
Conversion of convertible note into common stock, shares	25,000
Issuance due to rounding from reverse stock split, shares	24,153
Issuance due to rounding from reverse stock split	$ 24	(24)
Restricted common stock forfeitures, shares	(3,625)
Balance at Jun. 30, 2023	$ 2,801	128,283,343	647,688	(106,479,356)	22,454,476
Balance, shares at Jun. 30, 2023	2,800,752
Stock-based compensation		84,586			84,586
Net loss			29,630	(3,708,673)	(3,679,043)
Balance at Sep. 30, 2023	$ 2,801	128,367,929	677,318	(110,188,029)	18,860,019
Balance, shares at Sep. 30, 2023	2,800,752
Balance at Dec. 31, 2023	$ 2,801	128,441,083	673,292	(117,668,781)	11,448,395
Balance, shares at Dec. 31, 2023	2,800,752
Stock-based compensation		40,695			40,695
Restricted common stock grant	$ 80	(80)
Restricted common stock grant, shares	80,197
Restricted common stock forfeitures	$ (1)	1
Restricted common stock forfeitures, shares	1,125
Net loss			(12,248)	(3,931,020)	(3,943,268)
Restricted common stock forfeitures, shares	(1,125)
Balance at Mar. 31, 2024	$ 2,880	128,481,699	661,044	(121,599,801)	7,545,822
Balance, shares at Mar. 31, 2024	2,879,824
Balance at Dec. 31, 2023	$ 2,801	128,441,083	673,292	(117,668,781)	$ 11,448,395
Balance, shares at Dec. 31, 2023	2,800,752
Restricted common stock forfeitures, shares					(51,072)
Net loss					$ (14,424,531)
Restricted common stock forfeitures, shares					51,072
Balance at Sep. 30, 2024	$ 4,025	128,967,685	(1,265,852)	(130,154,168)	$ (2,448,310)
Balance, shares at Sep. 30, 2024	4,025,092
Balance at Mar. 31, 2024	$ 2,880	128,481,699	661,044	(121,599,801)	7,545,822
Balance, shares at Mar. 31, 2024	2,879,824
Stock-based compensation		60,772			60,772
Net loss			73,310	(5,083,861)	(5,010,551)
Sale of common stock and pre-funded warrants, net of offering costs	$ 622	2,528,826			2,529,448
Issuance of common stock, shares	622,211
Fair value of warrants issued along with sale of common stock		(2,075,300)			(2,075,300)
Balance at Jun. 30, 2024	$ 3,502	128,995,997	734,354	(126,683,662)	3,050,191
Balance, shares at Jun. 30, 2024	3,502,035
Stock-based compensation		(27,789)			(27,789)
Restricted common stock forfeitures	$ (50)	50
Restricted common stock forfeitures, shares	49,947
Issuance of common stock upon exercise of prefunded warrants	$ 573	(573)
Net loss			(2,000,206)	(3,470,506)	(5,470,712)
Restricted common stock forfeitures, shares	(49,947)
Issuance of common stock upon exercise of prefunded warrants, shares	573,004
Balance at Sep. 30, 2024	$ 4,025	$ 128,967,685	$ (1,265,852)	$ (130,154,168)	$ (2,448,310)
Balance, shares at Sep. 30, 2024	4,025,092